Investments in affiliates (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating income / (loss)	$ (249)	$ 114	$ 771
Net income	1,828	369	$ 989
Blue Sky
Net sales	38,530	59,983
Operating income / (loss)	337	1,175
Net income	$ 9,978	$ 2,346